Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Intangible assets, net

(8) Intangible assets, net

Intangible assets, net, are comprised of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Software	—	5,900
Non-compete agreements	—	9,773
Agent resources	—	35,929
Brokerage license	—	23,018
Total	—	74,620
Less: Accumulated amortization	—	(16,304)
	—	58,316

During the years ended December 31, 2022 and 2023, the Company acquired intangible assets amounting to nil and RMB85,040, respectively, in connection with business combinations, which were measured at fair value upon acquisition. Then the Group disposed RMB8,866 during the year ended December 31, 2023. Details of intangible assets acquired in connection with business combinations and disposed are included in Note 3.

Amortization expenses for intangible assets recognized for the years ended December 31, 2021, 2022 and 2023 were RMB44, nil and RMB17,858, respectively. Amortization expenses are expected to be at RMB16,901, RMB16,816, RMB2,788, RMB2,788, and RMB2,780 for the years ending December 31, 2024, 2025, 2026, 2027 and 2028, respectively.

There were no impairment charges for intangible assets recorded for the years ended December 31, 2021, 2022 and 2023.